Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$121,201,059
TOTAL NET ASSETS — 100.0%	$121,201,059

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cantor Fitzgerald	Tesla, Inc.	Pay	2.63% (OBFR01* -100bps)	At Maturity	10/23/2026	$(75,488,338)	$-	$(1,970,946)
Clear Street	Tesla, Inc.	Pay	2.63% (OBFR01* -100bps)	At Maturity	1/5/2027	(45,746,605)	-	(14,072,364)
Goldman Sachs	Tesla, Inc.	Pay	3.43% (OBFR01* -20bps)	At Maturity	5/7/2027	(21,846,385)	-	853,583
Marex	Tesla, Inc.	Pay	2.13% (OBFR01* -150bps)	At Maturity	6/22/2027	(5,148,757)	-	(541,076)
TD Cowen	Tesla, Inc.	Pay	3.13% (OBFR01* -50bps)	At Maturity	6/2/2027	(100,873,124)	-	5,090,339
TOTAL EQUITY SWAP CONTRACTS								$(10,640,464)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.